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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

                     Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York                                      10036
   (Address of principal executive offices)                           (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIQUID ASSET FUND INC.

PORTFOLIO OF INVESTMENTS -  MAY 31, 2007 (UNAUDITED)

                                                                     ANNUALIZED
PRINCIPAL                                                              YIELD
AMOUNT IN                                                            ON DATE OF
THOUSANDS                                                             PURCHASE        MATURITY DATE             VALUE
---------                                                           -----------     -----------------      ---------------
            COMMERCIAL PAPER (63.3%)
            Asset-Backed -  Auto (4.0%)
 $292,894   DaimlerChrysler Revolving Auto Conduit LLC Series I        5.31%        06/05/07-08/08/07      $   291,554,188
  148,143   DaimlerChrysler Revolving Auto Conduit LLC Series II        5.31        06/26/07-08/02/07          147,172,862
                                                                                                           ---------------
                                                                                                               438,727,050
                                                                                                           ---------------
            Asset-Backed - Consumer (6.0%)
   50,000   Barton Capital LLC*                                      5.32-5.33      06/13/07-07/13/07           49,782,642
   35,000   Gemini Securitization Corp., LLC*                           5.31             06/06/07               34,974,431
   70,000   Mont Blanc Capital Corp.*                                   5.31             08/16/07               69,225,644
  147,954   Park Avenue Receivables Co., LLC*                           5.30             06/25/07              147,433,695
  145,358   Ranger Funding Co., LLC*                                    5.31             07/26/07              144,188,777
   32,386   Regency Markets No. 1 LLC*                                  5.32             07/16/07               32,173,467
   35,000   Thames Asset Global Securitization*                      5.30-5.31      06/15/07-06/26/07           34,896,656
  144,873   Three Rivers Funding Corp.*                              5.30-5.31      06/06/07-06/28/07          144,574,178
                                                                                                           ---------------
                                                                                                               657,249,490
                                                                                                           ---------------
            Asset-Backed - Corporate (11.6%)
  363,600   Atlantis One Funding*                                    5.31-5.32      06/12/07-09/11/07          361,814,209
   30,000   CAFCO LLC*                                                  5.30             06/13/07               29,947,700
  557,011   Kaiserplatz Funding (Delaware) LLC*                      5.31-5.33      06/06/07-08/15/07          554,885,671
  197,270   Nieuw Amsterdam Receivables Corp.*                       5.30-5.32      06/04/07-06/25/07          196,859,712
  130,198   Simba Funding Corp.*                                     5.31-5.32      06/26/07-07/23/07          129,423,236
                                                                                                           ---------------
                                                                                                             1,272,930,528
                                                                                                           ---------------
            Asset-Backed - Diversified (2.8%)
   14,655   Atlantic Asset Securitization LLC*                          5.31             07/18/07               14,554,648
   26,775   Compass Securitization LLC*                                 5.31             07/10/07               26,622,137
  220,878   Lexington Parker Capital Co., LLC*                       5.31-5.33      08/16/07-10/19/07          216,679,050
   55,000   Yorktown Capital LLC*                                       5.31             07/27/07               54,549,550
                                                                                                           ---------------
                                                                                                               312,405,385
                                                                                                           ---------------
            Asset-Backed - Mortgage (3.6%)
  399,694   Sydney Capital Corp.*                                    5.30-5.33      06/01/07-08/28/07          397,818,232
                                                                                                           ---------------
            Asset-Backed -  Securities (13.3%)
  139,000   Beethoven Funding Corp.*                                    5.30             07/19/07              138,025,147
   71,840   Clipper Receivables Co., LLC*                               5.31             06/01/07               71,840,000
  175,000   Curzon Funding LLC*                                         5.31        06/20/07-06/22/07          174,494,194
   25,000   Giro Lion (US) Funding LLC*                                 5.36             07/02/07               24,885,042
  481,000   Grampian Funding LLC*                                    5.30-5.35      06/11/07-11/14/07          475,762,130
   40,050   Greyhawk Funding LLC*                                       5.30             06/21/07               39,932,631
   49,709   North Sea Funding LLC*                                      5.31        07/27/07-08/13/07           49,244,521
  393,572   Scaldis Capital LLC*                                     5.30-5.33      06/05/07-11/05/07          390,378,958
  100,000   Solitaire Funding LLC*                                      5.31             06/01/07              100,000,000
                                                                                                           ---------------
                                                                                                             1,464,562,623
                                                                                                           ---------------
            Asset-Backed - Structured Investment Vechicles (1.9%)
   80,000   Atlas Capital Funding Corp.*                             5.33-5.34      08/07/07-09/07/07           79,044,833
   75,000   Beta Finance*                                            5.30-5.33      06/08/07-11/26/07           73,569,590
   50,000   CC USA Inc.*                                                5.31             06/15/07               49,898,208
   10,000   Dorada Finance Inc.*                                        5.31             07/10/07                9,943,233
                                                                                                           ---------------
                                                                                                               212,455,864
                                                                                                           ---------------
            Banking (6.3%)
  175,000   Bank of America Corp.                                    5.31-5.32      06/08/07-06/11/07          174,790,708
  495,000   Citigroup Funding Inc.                                   5.31-5.34      06/07/07-09/11/07          491,496,983
   25,000   Marshall & Ilsley Corp.                                     5.32             06/12/07               24,959,819
                                                                                                           ---------------
                                                                                                               691,247,510
                                                                                                           ---------------
            Financial Conglomerates (0.9%)
   95,000   General Electric Capital Corp.                           5.30-5.31      06/07/07-06/18/07           94,821,933
                                                                                                           ---------------
            Insurance (0.1%)
   10,000   Irish Life & Permanent plc*                                 5.35             08/03/07                9,908,825
                                                                                                           ---------------

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
            International Banks (12.8%)
   30,000   Australia and New Zealand Banking Group, Ltd.*              5.32             06/18/07               29,926,192
  145,000   Barclays U.S. Funding LLC                                   5.32             08/31/07              143,081,227
  245,000   Commerzbank U.S. Finance Inc.                            5.30-5.31      08/02/07-08/09/07          242,663,717
  174,805   DEPFA Bank plc                                              5.32             06/21/07              174,297,094
   25,000   Dexia Delaware LLC                                          5.34             08/09/07               24,750,833
   76,900   HBOS Treasury Services plc                               5.32-5.33      06/08/07-07/06/07           76,632,158
  155,000   Societe Generale N.A., Inc.                              5.31-5.33      06/12/07-10/09/07          153,432,439
   60,000   Swedbank                                                    5.31             11/16/07               58,552,400
  100,000   Swedbank Mortgage AB                                        5.30             09/24/07               98,351,667
  234,385   UBS Finance (Delaware) LLC                               5.30-5.31      08/10/07-10/11/07          230,583,883
  180,000   UniCredito Italiano Bank (Ireland) plc                   5.32-5.33      11/19/07-11/26/07          175,440,323
                                                                                                           ---------------
                                                                                                             1,407,711,933
                                                                                                           ---------------
            TOTAL COMMERCIAL PAPER (Cost $6,959,839,373)                                                     6,959,839,373
                                                                                                           ---------------
            FLOATING RATE NOTES (22.5%)
            Asset-Backed - Structured Investment Vehicles (9.5%)
   85,000   Beta Finance*                                               5.34    +        07/10/07     ++        85,013,788
  370,000   Cullinan Finance Corp.*                                 5.32 - 5.40 +   06/01/07-04/25/08 ++       369,978,269
  585,000   Links Finance LLC*                                          5.32    +   06/28/07-08/15/07 ++       584,964,597
                                                                                                           ---------------
                                                                                                             1,039,956,654
                                                                                                           ---------------
            Banking (1.6%)
   93,400   Wachovia Corp.                                           5.43-5.44  +   07/20/07-08/08/07 ++        93,434,177
   82,035   Wells Fargo & Co.                                           5.41    +        06/28/07     ++        82,060,270
                                                                                                           ---------------
                                                                                                               175,494,447
                                                                                                           ---------------
            Domestic Banks (2.7%)
  100,000   American Express Centurion Bank                             5.32    +        06/18/07     ++       100,009,934
   33,085   HSBC Bank USA N.A.                                          5.42    +        06/21/07     ++        33,096,461
  136,445   U.S. Bank, N.A., Cincinnati                              5.37-5.38  +   06/11/07-07/02/07 ++       136,475,883
   30,000   Wachovia Bank, N.A.                                         5.35    +        06/01/07     ++        30,004,356
                                                                                                           ---------------
                                                                                                               299,586,634
                                                                                                           ---------------
            Financial Conglomerates (1.7%)
  181,680   General Electric Capital Corp.                              5.41    +        07/15/07     ++       181,777,663
                                                                                                           ---------------
            International Banks (3.8%)
  150,000   Banco Bilbao Vizcaya Agentaria - NY                         5.30    +        07/03/07     ++       149,955,648
   50,000   BNP Paribas                                                 5.33    +        08/07/07     ++        50,000,000
   75,000   Credit Suisse - NY                                          5.33    +        08/28/07     ++        75,000,000
   90,000   NATEXIS                                                     5.29    +        06/29/07     ++        89,974,543
   55,000   Westpac Banking Corp.                                       5.32    +        07/30/07     ++        54,997,839
                                                                                                           ---------------
                                                                                                               419,928,030
                                                                                                           ---------------
            Investment Banks/Brokers (3.2%)
  110,500   Bear Stearns & Companies Inc., (The)                     5.38-5.44  +        06/01/07     ++       110,506,412
   90,000   Goldman Sachs Group, Inc. (The)                          5.47-5.48  +   06/01/07-07/05/07 ++        90,047,651
  150,000   Merrill Lynch & Co. Inc.                                    5.30    +        06/18/07     ++       150,000,000
                                                                                                           ---------------
                                                                                                               350,554,063
                                                                                                           ---------------
            TOTAL FLOATING RATE NOTES (Cost $2,467,297,491)                                                  2,467,297,491
                                                                                                           ---------------
            CERTIFICATES OF DEPOSIT (13.6%)
            International Banks
   50,000   Bank of Ireland - NY                                        5.35             08/09/07               49,999,237
  250,000   Barclays Bank plc                                        5.31-5.37      07/09/07-06/04/08          250,000,000
  225,000   BNP Paribas                                              5.31-5.34      07/23/07-11/09/07          224,998,119
   50,000   Credit Suisse - NY                                          5.31             07/12/07               50,000,000
  175,000   DEPFA Bank plc                                           5.31-5.35      08/16/07-11/30/07          175,000,000
   50,000   Deutsche Bank AG                                            5.35             08/07/07               50,000,000
   32,950   Fortis Bank - NY                                            5.32             06/21/07               32,949,929
   50,000   NATEXIS                                                     5.32             08/17/07               50,001,701
  545,000   Norinchukin Bank                                         5.28-5.35      06/01/07-08/20/07          544,999,566
   40,000   UBS AG                                                      5.31             10/12/07               40,000,000
   30,252   Westpac Banking Corp.                                       5.31             07/31/07               30,249,961
                                                                                                           ---------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $1,498,198,513)                                              1,498,198,513
                                                                                                           ---------------

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
            SHORT-TERM BANK NOTE (0.9%)
            Domestic Banks
  100,000   Bank of America, N.A. (Cost $100,000,000)                   5.32             08/30/07              100,000,000
                                                                                                           ---------------
            REPURCHASE AGREEMENT (0.8%)
   87,000   Barclays Capital Inc.
            (dated 05/31/07; proceeds $87,012,833) (a)
               (Cost $87,000,000)                                       5.31            06/01/07                87,000,000
                                                                                                           ---------------
            TOTAL INVESTMENTS (Cost $11,112,335,377) (b)                                  101.1%            11,112,335,377
            LIABILITIES IN EXCESS OF OTHER ASSETS                                          (1.1)              (126,308,966)
                                                                                    -----------------      ---------------
            NET ASSETS                                                                    100.0%           $10,986,026,411
                                                                                    =================      ===============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at May 31, 2007.

++   Date of next interest rate reset.

(a)  Collateralized by Freddie Mac 5.50% - 6.50% due 03/01/37 - 06/01/37

     valued at $68,387,880 and Federal National Mortgage Assoc. 5.50% due 04/01/37 valued at $20,352,121.

(b)  Cost is the same for federal income tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                       2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 19, 2007


                                       3